Share-based payments - Schedule of Change In Number Of Outstanding Awards (Details) - Equity settled share based payments - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	1,951,500	0
Forfeited (in shares)		(137,000)
Outstanding at end of period (in shares)	2,115,500	1,951,500
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	0
Outstanding at end of period (in shares)	170,000	0
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	1,366,050	0
Forfeited (in shares)		(95,900)
Outstanding at end of period (in shares)	1,480,850	1,366,050
Performance share units | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	880,000	900,000
Forfeited (in shares)		(20,000)
Vested (in shares)	(880,000)
Outstanding at end of period (in shares)	0	880,000
Retention restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	585,450	0
Forfeited (in shares)		(41,100)
Outstanding at end of period (in shares)	634,650	585,450